Schedule of Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 13,124,115	$ 14,255,844	$ 15,489,624	$ 17,247,071
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	5,020,265	4,814,410
Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	7,803,892	9,201,641
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 299,958	$ 239,793